Fair Value - Information About our Fixed Rate Financial instruments not Measured at Fair Value (Detail) (USD $)			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Fair Value, Inputs, Level 2 [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Loan secured by real estate	$ 18,507,000	$ 20,666,000
Loan Secured by Real Estate Fair Value	35,824,000	0
Valuation Techniques			Level 2
Fixed rate debt, carrying value	(3,989,000)	(29,931,000)
Fixed rate debt, fair value	$ (4,070,000)	$ (32,478,000)